Income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

19. Income tax recovery

a) Reconciliation of effective income tax rate

KWESST's effective income tax rate differs from the statutory rate of 26.5% that would be obtained by applying the combined Canadian basic federal and provincial income tax rate to loss before income taxes. These differences result from the following:

	Nine months ended September 30, 2020	Twelve months ended December 31, 2019
	(Adjusted - see Note 8)	(Restated - see Note 25)
Loss before income taxes	$(3,536,778)	(1,147,280)
Expected statutory tax rate	26.5%	26.5%
Expected tax recovery resulting from loss	(937,246)	(304,029)

Increase (reduction) in income taxes resulting from:
Non-deductible expenses	275,273	28,115
Unrecognized temporary differences	661,973	275,914
	$-	$-

KWESST claims research and development deductions and related Investment Tax Credits ("ITC") for tax purposes based on management's interpretation of the applicable legislation in the Income Tax Act of Canada. These claims are subject to audit by the Canada Revenue Agency ("CRA") and any adjustments that results could affect ITCs recorded in the consolidated financial statements. During the nine months ended September 30, 2020, KWESST recognized estimated investment tax credits of $127,325 for the current period and the twelve months ended December 31, 2019. This was presented as a reduction to R&D consulting and material costs in the consolidated statements of net loss and comprehensive loss.

b) Deferred tax balances

The following tables deferred tax assets (liabilities) have been recognized in the consolidated financial statements:

	Balance at December 31, 2019	Recognized in profit or loss	Recognized in equity	Balance at September 30, 2020

Deferred tax assets (liabilities):
Net operating loss carryforwards	$-	$48,045	$-	$48,045
Intangible assets	-	(48,045)		(48,045)
	$-	$-	$-	$-

c) Unrecognized net deferred tax assets

Deferred taxes reflect the impact of loss carryforwards and of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by enacted tax laws. However, KWESST has not recorded net deferred tax assets at September 30, 2020 and December 31, 2019, due to the uncertainty involved in determining whether these deferred tax assets will be realized upon expiration due to KWESST's limited history and operating losses since its inception.

The following is a summary of KWESST's unrecognized deductible temporary differences:

	Balance at	Balance at
	September 30,	December 31,
	2020	2019

Net operating loss carryforwards	$4,279,494	$2,111,531
Share issuance costs	1,496,239	17,281
Scientific research and development expenditures	218,235	170,940
Other	46,891	22,106
	$6,040,859	$2,321,858

d) Available net operating losses

At September 30, 2020, KWESST has the following net operating losses in Canada available to reduce future year's taxable income which expire as follows:

Year of expiry	Amount
2036	$512,163
2037	611,677
2038	1,174,797
2039	1,829,518
2040	332,641
$4,460,796

21.  Income taxes

a) Income tax recovery

Income tax recovery is made up of the following components:

			Nine months
	Year end ended	Year ended	ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Current income tax recovery (expense):	$-	$-	$-
Deferred income tax (recovery) expense:	(49,442)	-	-
	$(49,442)	$-	$-

b) Reconciliation of effective income tax rate

Our effective income tax rate differs from the statutory rate of 26.5% that would be obtained by applying the combined Canadian basic federal and provincial income tax rate to loss before income taxes. These differences result from the following:

			Nine months
	Year ended	Year ended	ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Loss before income taxes	$(10,569,732)	$(9,315,372)	$(3,536,778)
Expected statutory tax rate	26.5%	26.5%	26.5%
Expected tax recovery resulting from loss	(2,800,979)	(2,468,574)	(937,246)

Increase (reduction) in income taxes resulting from:
Non-deductible expenses	563,842	654,956	275,273
Foreign operations subject to different tax rates	5,329	3,593	-
Unrecognized temporary differences	2,182,366	1,826,279	661,973
Prior year differences	-	(16,254)	-
	$(49,442)	$-	$-

KWESST claims research and development deductions and related Investment Tax Credits ("ITC") for tax purposes based on management's interpretation of the applicable legislation in the Income Tax Act of Canada. These claims are subject to audit by the Canada Revenue Agency ("CRA") and any adjustments that results could affect ITCs recorded in the consolidated financial statements. The following table shows the breakdown of R&D expenses, net of ITCs:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2022	2021	2020

R&D expenses	$2,064,493	$2,369,145	$944,909
Less:
Investment tax credits	-	(231,007)	(127,325)
R&D expenses, net	2,064,493	2,138,138	817,584

c) Deferred tax balances

The following tables deferred tax assets (liabilities) have been recognized in the consolidated financial statements:

	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2021	combination	profit or loss	2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	-	-	26,459	26,459
Intangibles and development costs	-	(49,442)	22,983	(26,459)
	-	(49,442)	49,442	-

	Balance at			Balance at
	September 30,	Recognized in	Recognized in	September 30,
	2020	profit or loss	Equity	2021

Deferred tax assets (liabilities):
Net operating loss carryforwards	48,045	(48,045)	-	-
Impairment provision	(48,045)	48,045	-	-
	-	-	-	-

	Balance at			Balance at
	December 31,	Recognized in	Recognized in	September 30,
	2019	profit or loss	Equity	2020

Deferred tax assets (liabilities):
Net operating loss carryforwards	-	48,045	-	48,045
Impairment provision	-	(48,045)	-	(48,045)
	-	-	-	-

d) Unrecognized net deferred tax assets

Deferred taxes reflect the impact of loss carryforwards and of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by enacted tax laws. However, KWESST has not recorded net deferred tax assets at September 30, 2022 and 2021 on the following deductible temporary differences, due to the uncertainty involved in determining whether these deferred tax assets will be realized upon expiration due to KWESST's limited history and cumulative operating losses since its inception.

The following is a summary of KWESST's unrecognized deductible temporary differences:

	Balance at	Balance at	Balance at
	September 30,	September 30,	September 30,
	2022	2021	2020
Net operating loss carryforwards	18,589,894	9,429,436	4,279,494
Share issuance costs	1,298,783	1,810,927	1,496,239
Intangibles and development costs	608,705	780,607	-
Scientific research and development expenditures	1,583,058	1,789,571	218,235
Other	46,300	104,793	46,891
	22,126,741	13,915,334	6,040,859

e) Available net operating losses

At September 30, 2022, KWESST has the following net operating losses in Canada available to reduce future year's taxable income which expire as follows:

Year of Expiry	Amount

2036	$512,163
2037	744,022
2038	1,174,797
2039	1,732,039
2040 and thereafter	14,526,720
$18,689,741

f) Available research and development investment tax credits

The Company has the following research and development investment tax credits available to reduce future years' income taxes payable which expire as follows:

Year of Expiry	Amount

2037	$13,361
2038	6,742
2039	-
2040 and thereafter	328,480
$348,583